Financial instruments - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 110,987,836	R$ 127,361,288
Financial Liabilities, Undiscounted Cash Flows	158,409,878	176,529,601
2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	15,235,006	24,896,300
2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	23,207,325	16,474,380
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	47,405,643	55,542,774
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	72,561,904	79,616,147
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,669,809	6,033,285
Financial Liabilities, Undiscounted Cash Flows	5,669,809	6,033,285
Trade accounts payable | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,669,809	6,033,285
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	91,042,571	101,435,531
Financial Liabilities, Undiscounted Cash Flows	129,403,665	142,028,543
Loans, financing and debentures | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,379,898	13,599,011
Loans, financing and debentures | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	21,540,133	14,235,170
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	42,972,193	50,858,667
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	57,511,441	63,335,695
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,851,519	6,972,915
Financial Liabilities, Undiscounted Cash Flows	12,320,600	12,099,294
Leases | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,633,972	1,302,590
Leases | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,167,781	1,176,832
Leases | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,068,159	3,094,493
Leases | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,450,688	6,525,379
Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	115,424	120,490
Financial Liabilities, Undiscounted Cash Flows	139,098	146,082
Liabilities for assets acquisitions and subsidiaries | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	21,722	23,425
Liabilities for assets acquisitions and subsidiaries | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	20,772	22,400
Liabilities for assets acquisitions and subsidiaries | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	96,604	100,257
Liabilities for assets acquisitions and subsidiaries | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,131,448	10,454,820
Financial Liabilities, Undiscounted Cash Flows	10,699,641	13,878,150
Derivative Liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	449,418	1,676,180
Derivative Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	381,761	957,540
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,268,687	1,489,357
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	8,599,775	9,755,073
Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,699	2,200,917
Financial Liabilities, Undiscounted Cash Flows	7,699	2,200,917
Dividends and interests on own capital payable | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,699	2,200,917
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	169,366	143,330
Financial Liabilities, Undiscounted Cash Flows	169,366	143,330
Other liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	72,488	60,892
Other liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 96,878	R$ 82,438